George M. Silfen
Partner
Phone (212) 715-9522

November 30, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Fiera Capital Series Trust (the “Registrant”) Preliminary Proxy Statement on Form PRE 14A

Ladies and Gentlemen:

We are filing via EDGAR, on behalf of Fiera Capital Global Equity Fund, Fiera Capital International Equity Fund and Fiera Capital U.S. Equity Long-Term Quality Fund, each a series of the Registrant, the preliminary proxy statement referenced above.

If you have any questions concerning this filing, please call me at 212-715-9522. Thank you in advance for your attention to this matter.

Very truly yours,

/s/ George M. Silfen

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